UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21910
                                      ------------------------------------------

                      Claymore Exchange-Traded Fund Trust 2
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL    60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------------

Date of fiscal year end:  August 31
                          --------------------

Date of reporting period: May 31, 2008
                          --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.


TAN | CLAYMORE/MAC GLOBAL SOLAR ENERGY INDEX ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES        DESCRIPTION                                                 VALUE
--------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS - 100.0%
              COMMON STOCK - 100.0%
              CANADA - 4.2%
   172,155    Canadian Solar, Inc. (a) (b)                            6,836,275
                                                                   -------------

              CHINA - 30.2%
   351,860    China Sunergy Co. Ltd. - ADR (a) (b)                    4,123,799
   330,388    JA Solar Holdings Co. Ltd. - ADR (a)                    7,027,353
   220,419    LDK Solar Co. Ltd. - ADR (a) (b)                       10,150,295
   320,921    Solarfun Power Holdings Co. Ltd. - ADR (a) (b)          7,316,999
   202,766    Suntech Power Holdings Co. Ltd. - ADR (a)               8,625,666
   119,569    Trina Solar Ltd. - ADR (a) (b)                          5,373,431
   316,155    Yingli Green Energy Holding Co. Ltd. - ADR (a) (b)      6,506,470
                                                                   -------------
                                                                     49,124,013
                                                                   -------------
              GERMANY - 27.2%
    62,926    Centrotherm Photovoltaics AG (a)                        6,208,696
   175,881    Conergy AG (b)                                          3,487,663
    46,574    Ersol Solar Energy AG (a)                               4,476,599
    12,556    Manz Automation AG (a)                                  3,414,714
    93,294    Q-Cells AG (a)                                         11,330,463
    14,892    Roth & Rau AG (a)                                       3,669,308
   150,870    Solarworld AG                                           7,779,366
    54,969    Solon AG Fuer Solartechnik (a) (b)                      3,965,408
                                                                   -------------
                                                                     44,332,217
                                                                   -------------
              NORWAY - 6.3%
   346,750    Renewable Energy Corp. A/S (a)                         10,295,871
                                                                   -------------

              SPAIN - 3.0%
   300,594    Solaria Energia y Medio Ambiente SA (a)                 4,844,222
                                                                   -------------

              SWITZERLAND - 2.6%
    13,361    Meyer Burger Technology AG (a)                          4,220,273
                                                                   -------------

              UNITED STATES - 26.5%
   369,728    Emcore Corp. (a) (b)                                    2,906,062
   150,876    Energy Conversion Devices, Inc. (a) (b)                 9,577,608
   468,049    Evergreen Solar, Inc. (a) (b)                           4,867,710
    46,924    First Solar, Inc. (a)                                  12,554,047
    94,573    MEMC Electronic Materials, Inc. (a)                     6,493,382
    82,881    Sunpower Corp. - Class A (a)                            6,787,954
                                                                   -------------
                                                                     43,186,763
                                                                   -------------

              TOTAL LONG-TERM INVESTMENTS - 100.0%                  162,839,634
              (Cost $157,984,901)                                  -------------

              SHORT-TERM INVESTMENTS - 24.0%
              INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 24.0%
              MONEY MARKET FUNDS - 24.0% (c)
39,145,800    UBS Private Money Market Fund LLC, 2.48% (d)           39,145,800
              (Cost $39,145,800)                                   -------------

              TOTAL INVESTMENTS - 124.0%
              (Cost $197,130,701)                                   201,985,434
              Liabilities in Excess of Other Assets - (24.0%)       (39,144,925)
                                                                   -------------
              NET ASSETS - 100.0%                                  $162,840,509
                                                                   =============

ADR  American Depository Receipt
AG   Stock Corporation
A/S  Limited Liability Stock Company
Ltd. Limited
SA   Corporation

(a)  Non-income producing security.
(b)  Security, or portion thereof was on loan at May 31, 2008.
(c) At May 31, 2008, the total market value of the Fund's securities on loan was $36,441,965 and the total market value of the collateral held by the Fund was $39,145,800
(d)  Interest rate shown reflects yield as of May 31, 2008.


     -------------------------------------------------------------------
                                   SECTOR*
     -------------------------------------------------------------------
     Industrials                                                  79.8%
     Information Technology                                       20.2%
     -------------------------------------------------------------------

     * Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groupings of related industries.

     Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the close of regular trading in the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between tha last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like bankruptcy filing, a trading halt in security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occured between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which appoximates market value.

     See previously submitted prospectus

EEN | CLAYMORE/ROBECO DEVELOPED INTERNATIONAL EQUITY ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES     DESCRIPTION                                                    VALUE
--------------------------------------------------------------------------------
           COMMON STOCKS - 97.8%
           AUSTRALIA - 5.8%
  5,564    Alumina Ltd.                                             $    30,132
  2,012    BHP Billiton Ltd.                                             83,448
  3,823    BlueScope Steel Ltd.                                          41,371
  3,755    Brambles Ltd.                                                 29,358
    234    CSL Ltd.                                                       8,880
    559    CSR Ltd.                                                       1,556
    375    Lend Lease Corp. Ltd.                                          4,351
  5,260    Macquarie Infrastructure Group                                15,045
  5,305    Macquarie Office Trust - REIT                                  4,856
  1,747    Woolworths Ltd.                                               46,173
  1,683    Zinifex Ltd.                                                  15,244
                                                                    ------------
                                                                        280,414
                                                                    ------------
           AUSTRIA - 0.3%
    174    OMV AG                                                        14,310
                                                                    ------------

           BELGIUM - 1.4%
     44    Groupe Bruxelles Lambert SA                                    5,858
    303    InBev NV                                                      23,356
    321    KBC Groep NV                                                  39,564
                                                                    ------------
                                                                         68,778
                                                                    ------------
           CHINA - 3.0%
 15,000    BOC Hong Kong Holdings Ltd.                                   38,328
  2,000    Hang Seng Bank Ltd.                                           40,519
  5,500    HongKong Electric Holdings                                    33,196
  3,000    Swire Pacific Ltd. - Class A                                  34,234
                                                                    ------------
                                                                        146,277
                                                                    ------------
           DENMARK - 1.9%
    500    Jyske Bank A/S (a)                                            33,386
    375    Novo Nordisk A/S - Class B                                    24,376
    800    Sydbank A/S                                                   34,418
                                                                    ------------
                                                                         92,180
                                                                    ------------
           FINLAND - 2.1%
  2,505    Nokia OYJ                                                     72,135
    673    Outokumpu OYJ                                                 30,069
                                                                    ------------
                                                                        102,204
                                                                    ------------
           FRANCE - 9.8%
    284    Accor SA                                                      21,648
    397    Cap Gemini SA                                                 26,899
  1,626    France Telecom SA                                             49,287
    605    Gaz de France SA                                              41,171
    499    Peugeot SA                                                    31,019
    150    PPR                                                           19,581
    850    Sanofi-Aventis SA                                             63,286
    743    Suez SA                                                       55,308
    428    Technip SA                                                    40,088
  1,735    Thomson                                                       11,028
    222    Total SA                                                      19,351
    157    Unibail-Rodamco - REIT                                        40,816
     28    Valeo SA                                                       1,115
  1,240    Vivendi                                                       52,058
                                                                    ------------
                                                                        472,655
                                                                    ------------
           GERMANY - 9.2%
     70    Adidas AG                                                      4,930
    432    BASF SE                                                       64,698
    424    Daimler AG                                                    32,234
    299    Deutsche Boerse AG                                            42,856
    240    Deutsche Lufthansa AG                                          6,217
    401    E.ON AG                                                       85,225
    468    Fresenius Medical Care AG & Co. KGaA                          26,052
    228    MAN AG                                                        35,524
    264    Muenchener Rueckversicherungs AG                              49,437
    206    RWE AG                                                        26,600
    179    Volkswagen AG                                                 49,251
     81    Wacker Chemie AG                                              19,379
                                                                    ------------
                                                                        442,403
                                                                    ------------
           ITALY - 3.1%
    179    Assicurazioni Generali SpA                                     7,436
  1,742    ENI SpA                                                       70,873
  1,802    Fiat SpA                                                      40,102
 17,469    Telecom Italia SpA - RNC                                      30,894
                                                                    ------------
                                                                        149,305
                                                                    ------------
           JAPAN - 20.2%
    400    Alps Electric Co. Ltd.                                         4,369
    900    Astellas Pharma, Inc.                                         38,024
  1,000    Central Glass Co. Ltd.                                         4,102
      4    Central Japan Railway Co.                                     39,028
  3,000    Chuo Mitsui Trust Holdings, Inc.                              21,314
    800    Circle K Sunkus Co. Ltd.                                      12,974
    500    Daito Trust Construction Co. Ltd.                             25,719
    800    Denso Corp.                                                   29,176
    700    FUJIFILM Holdings Corp.                                       25,728
  5,000    Fujitsu Ltd.                                                  40,449
  5,000    Gunma Bank Ltd. (The)                                         35,855
  1,000    H2O Retailing Corp.                                            7,427
    800    Hitachi Chemical Co. Ltd.                                     17,885
  4,000    Hokuhoku Financial Group, Inc.                                12,315
      3    Inpex Holdings, Inc.                                          37,797
    300    Isetan Mitsukoshi Holdings Ltd.                                3,598
  1,600    JTEKT Corp.                                                   27,934
  2,000    Marubeni Corp.                                                17,809
  3,000    Matsushita Electric Industrial Co. Ltd.                       68,204
    700    Mitsubishi Corp.                                              24,137
    600    Mitsubishi UFJ Financial Group, Inc.                           6,127
  1,000    Mitsui & Co. Ltd.                                             24,487
    400    Mitsui Sumitomo Insurance Group Holdings, Inc.                15,725
    800    Mitsumi Electric Co. Ltd.                                     23,190
      8    Mizuho Financial Group, Inc.                                  41,984
 20,000    Mizuho Trust & Banking Co. Ltd.                               37,512
  2,100    Namco Bandai Holdings, Inc.                                   27,293
  8,000    NEC Corp.                                                     42,438
  1,000    Nikon Corp.                                                   31,829
    100    Nintendo Co. Ltd.                                             54,942
      6    Nippon Telegraph & Telephone Corp.                            29,101
  2,000    Nisshin Steel Co. Ltd.                                         7,730
      7    NTT Data Corp.                                                28,977
    200    Sankyo Co. Ltd.                                               12,788
  2,000    Sanwa Holdings Corp.                                           7,957
  1,000    Sumitomo Metal Mining Co. Ltd.                                16,757
  2,000    Taisho Pharmaceutical Co. Ltd.                                37,380
  1,800    Toyo Seikan Kaisha Ltd.                                       35,381
                                                                    ------------
                                                                        975,442
                                                                    ------------
           NETHERLANDS - 3.0%
     66    Akzo Nobel NV                                                  5,581
  1,051    European Aeronautic Defence and Space Co. NV                  24,532
    240    Heineken Holding NV                                           12,401
    697    Koninklijke DSM NV                                            42,688
  1,354    Koninklijke Philips Electronics NV                            51,931
    664    STMicroelectronics NV                                          8,639
                                                                    ------------
                                                                        145,772
                                                                    ------------
           NORWAY - 1.6%
  2,500    DnB NOR ASA                                                   35,964
  2,500    Norsk Hydro ASA                                               39,688
                                                                    ------------
                                                                         75,652
                                                                    ------------
           PORTUGAL - 0.8%
  2,930    Portugal Telecom SGPS SA                                      35,789
                                                                    ------------

           SINGAPORE - 1.6%
  5,000    CapitaLand Ltd.                                               24,015
  1,000    Haw Par Corp. Ltd.                                             4,832
  6,000    Oversea-Chinese Banking Corp.                                 38,145
  2,000    Singapore Telecommunications Ltd.                              5,588
  2,000    SMRT Corp. Ltd.                                                2,464
                                                                    ------------
                                                                         75,044
                                                                    ------------
           SPAIN - 3.2%
  3,907    Banco Santander SA                                            81,300
    499    Criteria Caixacorp SA (a)                                      3,428
    793    Gestevision Telecinco SA                                      12,324
  6,383    Iberia Lineas Aereas de Espana                                20,930
    133    Red Electrica de Espana                                        9,404
    933    Telefonica SA                                                 26,751
                                                                    ------------
                                                                        154,137
                                                                    ------------
           SWEDEN - 2.0%
    175    Hennes & Mauritz AB - Class B                                  9,661
  1,400    Investor AB - Class B                                         34,796
  1,800    Nordea Bank AB                                                29,226
  1,400    Skanska AB - Class B                                          23,897
                                                                    ------------
                                                                         97,580
                                                                    ------------
           SWITZERLAND - 7.8%
  1,905    ABB Ltd.                                                      61,740
    495    Julius Baer Holding AG                                        40,415
    209    Nestle SA                                                    102,525
    537    PSP Swiss Property AG                                         33,050
    134    Swiss Life Holding                                            37,612
    154    Syngenta AG                                                   46,801
    173    Zurich Financial Services AG                                  50,629
                                                                    ------------
                                                                        372,772
                                                                    ------------
           UNITED KINGDOM - 21.0%
  1,834    3i Group PLC                                                  32,094
    575    Anglo American PLC                                            38,851
  1,394    AstraZeneca PLC                                               60,744
  9,834    BP PLC                                                       118,158
  4,648    British Airways PLC                                           21,356
  1,476    British American Tobacco PLC                                  55,070
    796    Centrica PLC                                                   4,621
  1,228    Davis Service Group PLC                                       11,903
    712    Home Retail Group PLC                                          3,296
     80    Kazakhmys PLC                                                  2,672
  1,595    Kesa Electricals PLC                                           6,399
  1,250    Land Securities Group PLC - REIT                              34,880
 16,068    Legal & General Group PLC                                     38,041
  2,718    Man Group PLC                                                 33,356
 10,846    Old Mutual PLC                                                25,078
     46    Pearson PLC                                                      620
    561    Reckitt Benckiser Group PLC                                   32,971
  4,172    Rolls-Royce Group PLC                                         34,854
365,837    Rolls-Royce Group PLC - Class B (a)                              723
  8,345    Royal Bank of Scotland Group PLC                              37,683
  1,492    Royal Dutch Shell PLC - Class A                               63,392
  1,910    Royal Dutch Shell PLC - Class B                               79,454
  5,217    Stagecoach Group PLC                                          23,919
  1,274    Standard Chartered PLC                                        47,232
  8,050    Tomkins PLC                                                   28,754
    869    Unilever PLC                                                  28,696
 30,475    Vodafone Group PLC                                            97,715
    660    Xstrata PLC                                                   52,028
                                                                    ------------
                                                                      1,014,560
                                                                    ------------
           TOTAL COMMON STOCKS - 97.8%
           (Cost $4,588,287)                                          4,715,274
                                                                    ------------

           PREFERRED STOCK - 0.8%
           GERMANY - 0.8%
    260    Volkswagen AG
           (Cost $22,743)                                                39,379
                                                                    ------------

           INCOME TRUST - 0.4%
           UNITED KINGDOM - 0.4%
  1,083    Berkeley Group Holdings PLC                                   17,379
           (Cost $27,689)                                           ------------

           EXCHANGE-TRADED FUNDS - 0.3%
           UNITED STATES - 0.3%
    190    iShares MSCI EAFE Index Fund                                  14,592
           (Cost $14,390)                                           ------------

           TOTAL INVESTMENTS - 99.3%
           (Cost $4,653,109)                                          4,786,624
           Other Assets in Excess of Liabilities - 0.7%                  33,976
                                                                    ------------
           NET ASSETS - 100.0%                                      $ 4,820,600
                                                                    ============

AB   Stock Company
AG   Stock Corporation
A/S  Limited Liability Stock Company
ASA  Stock Company
KGaA Limited Partnership
Ltd. Limited
NV   Legal Entity
OYJ  Public Traded Company
REIT Real Estate Investment Trust
RNC  Non-Convertible Savings Shares
PLC  Public Limited Company
SA   Corporation
SE   Stock Corporation
SpA  Limited Share Corporation

(a)  Non-Income Producing Security


     ---------------------------------------------------------------------
                                  SECTOR*
     ---------------------------------------------------------------------
     Financials                                                     25.7%
     Materials                                                      12.3%
     Industrials                                                    11.4%
     Consumer Discretionary                                         11.1%
     Energy                                                          9.3%
     Information Technology                                          6.9%
     Consumer Staples                                                6.6%
     Telecommunication Services                                      5.7%
     Health Care                                                     5.4%
     Utilities                                                       5.3%
     Exchange Traded Funds                                           0.3%
     ---------------------------------------------------------------------

     * Subject to change daily. Based on total investments. Securities are classified by sectors that represent broad groupings of related industries.


See previously submitted notes to financial statements for the period ended February 29, 2008.

CGW | CLAYMORE S&P GLOBAL WATER INDEX ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES      DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------

            LONG-TERM INVESTMENTS - 99.8%
            AUSTRIA - 1.1%
    67,456  BWT AG                                                $   2,853,472
    70,318  Christ Water Technology AG (a)                            1,266,529
                                                                  --------------
                                                                      4,120,001
                                                                  --------------
            BERMUDA - 0.3%
 1,655,000  Bio-Treat Technology Ltd. (b)                               376,205
 1,850,000  China Water Affairs Group Ltd. (a) (b)                      663,788
                                                                  --------------
                                                                      1,039,993
                                                                  --------------
            BRAZIL - 2.8%
   192,136  Cia de Saneamento Basico do Estado de
               Sao Paulo - ADR (b)                                   10,826,864
                                                                  --------------

            CANADA - 0.4%
   110,100  GLV, Inc., Class A (a)                                    1,606,571
                                                                  --------------

            CAYMAN ISLANDS - 0.1%
    24,280  Consolidated Water Co., Inc. (b)                            480,501
                                                                  --------------

            CHINA - 1.3%
10,968,000  Guangdong Investment Ltd. (Hong Kong)                     5,101,918
                                                                  --------------

            FINLAND - 3.9%
   527,012  Kemira OYJ (b)                                            7,477,497
   344,174  Uponor OYJ (b)                                            7,466,695
                                                                  --------------
                                                                     14,944,192
                                                                  --------------
            FRANCE - 19.4%
   588,586  Suez SA                                                  43,813,746
   433,998  Veolia Environnement (b)                                 30,896,762
                                                                  --------------
                                                                     74,710,508
                                                                  --------------
            ITALY - 3.9%
   380,355  ACEA SpA                                                  7,926,525
 1,673,601  Hera SpA (b)                                              7,087,342
                                                                  --------------
                                                                     15,013,867
                                                                  --------------
            JAPAN - 6.7%
   579,900  Kurita Water Industries Ltd.                             21,368,929
    62,600  Maezawa Kyuso Industries Co., Ltd. (b)                    1,156,349
   334,000  Organo Corp. (b)                                          3,451,845
                                                                  --------------
                                                                     25,977,123
                                                                  --------------
            SINGAPORE - 1.2%
 2,826,000  Epure International Ltd.                                  1,170,808
 1,021,000  Hyflux Ltd. (b)                                           2,515,534
 1,939,000  Sinomem Technology Ltd.                                   1,002,380
                                                                  --------------
                                                                      4,688,722
                                                                  --------------
            SWITZERLAND - 9.3%
   283,233  Ciba Holding AG                                           9,309,616
   155,665  Geberit AG                                               26,342,735
                                                                  --------------
                                                                     35,652,351
                                                                  --------------
            UNITED KINGDOM - 12.3%
   882,976  Northumbrian Water Group PLC                              5,740,840
   598,639  Pennon Group PLC                                          7,671,947
   395,380  Severn Trent PLC                                         11,384,261
 1,518,872  United Utilities PLC                                     22,466,922
                                                                  --------------
                                                                     47,263,970
                                                                  --------------
            UNITED STATES - 37.1%
    30,041  American States Water Co.                                 1,013,884
   233,657  Aqua America, Inc. (b)                                    3,990,861
    99,025  Arch Chemicals, Inc.                                      3,765,921
    50,893  Badger Meter, Inc.                                        2,501,391
   183,979  Calgon Carbon Corp. (a) (b)                               3,260,108
    37,590  California Water Service Group                            1,369,780
   243,923  Danaher Corp.                                            19,069,900
   167,550  Flow International Corp. (a)                              1,702,308
    84,910  Franklin Electric Co., Inc. (b)                           3,438,855
   298,565  IDEX Corp.                                               11,596,265
   154,337  Itron, Inc. (a)                                          15,060,204
   303,216  ITT Corp.                                                20,012,256
    33,921  Layne Christensen Co. (a)                                 1,734,381
   396,528  Mueller Water Products, Inc., Class B                     3,925,627
   711,325  Nalco Holding Co.                                        17,299,424
   378,541  Pentair, Inc.                                            14,168,790
    32,585  Pico Holdings, Inc. (a) (b)                               1,350,974
    30,217  SJW Corp. (b)                                               938,540
   113,078  Valmont Industries, Inc. (b)                             12,985,877
   127,091  Watts Water Technologies, Inc., Class A                   3,604,301
                                                                  --------------
                                                                    142,789,647
                                                                  --------------
            TOTAL LONG-TERM INVESTMENTS - 99.8%
            (Cost $382,508,163)                                     384,216,228

            SHORT-TERM INVESTMENTS - 9.0%
            INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 9.0%
            MONEY MARKET FUNDS (c) - 9.0%
17,000,000  DWS Money Market Fund, 2.67% (d)                         17,000,000
17,713,200  UBS Private Money Market Fund LLC, 2.48% (d)             17,713,200
            (Cost $34,713,200)                                    --------------
                                                                     34,713,200
                                                                  --------------


            TOTAL INVESTMENTS - 108.8%
            (Cost $417,221,363)                                     418,929,428
            Liabilities in excess of Other Assets - (8.8%)          (33,919,711)
                                                                  --------------
            NET ASSETS - 100.0%                                   $ 385,009,717
                                                                  ==============

ADR - American Depositary Receipt
AG - Stock Corporation
OYJ - Public Traded Company
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Company

(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at May 31, 2008.
(c) At May 31, 2008, the total market value of the Fund's securities on loan was $33,059,529 and the total market value of the collateral held by the Fund was $34,713,200.
(d)  Interest rate shown reflects yield as of May 31, 2008.

       -------------------------------------------------------------------
       SECTOR*                                  % OF LONG-TERM INVESTMENTS
       -------------------------------------------------------------------
       Utilities                                                    43.0%
       Industrials                                                  41.8%
       Materials                                                    10.7%
       Information Technology                                        3.9%
       Financials                                                    0.3%
       Consumer Discretionary                                        0.3%
       -------------------------------------------------------------------
       * Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 29, 2008.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2
--------------------------------------------------------------------------------

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date: July 29, 2008
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date: July 29, 2008
      --------------------------------------------------------------------------

By:  /s/ Steven M. Hill
     ---------------------------------------------------------------------------
        Steven M. Hill
        Treasurer and Chief Financial Officer

Date: July 29, 2008
      --------------------------------------------------------------------------